Shareholders' Equity (Details) - Schedule of Expenses Recognized Financial Statements - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Expenses Recognized Financial Statements [Line Items]
Share based expenses recognized		$ 193	$ 95
Research and development [Member]
Schedule of Expenses Recognized Financial Statements [Line Items]
Share based expenses recognized		34	50
General and administrative [Member]
Schedule of Expenses Recognized Financial Statements [Line Items]
Share based expenses recognized	[1]	$ 159	$ 45

[1]	Including expenses for shares issued for services at the amount of $112, refer to Note 4c above.